Derivatives - Summary of Nominal Amount and Fair Value of Credit Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
At January 1,	€ 3,851	€ 4,043
At December 31,	1,766	3,851
At January 1,	68	71
Increase/(Decrease) during the year	(41)
At December 31,	27	68
CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
At January 1,	3,851
Increase/(Decrease) during the year	(2,086)	(192)
At December 31,	1,766	3,851
At January 1,	€ 68
Increase/(Decrease) during the year		(2)
At December 31,		€ 68